Net Defined Benefit Liabilities - Summary of Significant Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Actuarial Assumptions [Line Items]
Description Of Actuarial Assumption Of Mortality Rates	Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2023.
Bottom of range
Disclosure Of Actuarial Assumptions [Line Items]
Discount rate	3.10%	3.80%
Salary increase rate	0.00%	0.00%
Turnover rate	0.00%	0.00%
Top of range
Disclosure Of Actuarial Assumptions [Line Items]
Discount rate	3.70%	4.40%
Salary increase rate	7.00%	7.00%
Turnover rate	38.60%	38.60%